COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

6. COMMITMENTS AND CONTINGENCIES

Operating Leases. The Company utilizes office space controlled by an affiliated entity. The arrangement is informal, and the Company does not pay rent or have a lease agreement in place. As such, no lease liability or right-of-use asset has been recorded, and no rent expense was recognized for the years ended December 31, 2025 and 2024, as management believes the estimated fair value of the use of these facilities is not material to the accompanying financial statements.

As of December 31, 2025 and 2024, the Company had no lease commitments or material contractual obligations other than the Merger Agreement and Exchange Agreement described in Note 8. In addition, the Company may be subject to contingencies arising from legal or regulatory matters from time to time (see Note 8). The Company may also be subject to contingencies arising from legal or regulatory matters from time to time, including matters that could affect the closing of the transactions described in Note 8.